PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

12. PROPERTY AND EQUIPMENT

During the three and nine months ended December 31, 2023 and 2022, the Company did not purchase any property and equipment. The Company recognized depreciation expense for these assets in the amount of $1,489 during the three months ended December 31, 2023 and 2022, and $4,465 during the nine months ended December 2023 and 2022.

Cost	Office equipment	Leasehold improvement	Total
	$	$	$
Balance at March 31, 2023	16,839	12,928	29,767
Additions	—	—	—
Disposals	—	—	—
Balance at December 31, 2023	16,839	12,928	29,767

Accumulated depreciation	Office equipment	Leasehold improvement	Total
	$	$	$
Balance at March 31, 2023	4,675	3,586	8,261
Depreciation for the period	2,526	1,939	4,465
Disposals	—	—	—
Balance at December 31, 2023	7,201	5,525	12,726

Net book value
Balance at March 31, 2023	12,164	9,342	21,506
Balance at December 31, 2023	9,638	7,403	17,041

13. PROPERTY AND EQUIPMENT

During the year-ended March 31, 2022, the Company purchased leasehold improvements of $12,928 (useful life: 5 years) as well as furniture & fixtures of $16,839 (useful life: 5 years). There were no purchases of property and equipment during the fiscal year ended March 31, 2023. The Company recognized depreciation expense for these assets in the amount of $5,953 and $2,308 during the years ended March 31, 2023 and 2022, respectively.

Cost	Office equipment	Leasehold improvement	Total
	$	$	$
Balance at March 31, 2021	—	—	—
Additions	16,839	12,928	29,767
Balance at March 31, 2022	16,839	12,928	29,767
Additions	—	—	—
Balance at March 31, 2023	16,839	12,928	29,767

Accumulated depreciation	Office equipment	Leasehold improvement	Total
	$	$	$
Balance at March 31, 2021	—	—	—
Depreciation for the year	1,308	1,000	2,308
Balance at March 31, 2022	1,308	1,000	2,308
Depreciation for the year	3,367	2,586	5,953
Balance at March 31, 2023	4,675	3,586	8,261

Net book value
Balance at March 31, 2022	15,531	11,928	27,459
Balance at March 31, 2023	12,164	9,432	21,506